Statements of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Finance lease interest income	$ 876	$ 1,167	$ 1,457
Total operating revenues	876	1,167	1,457
Operating expenses
General and administrative expenses	(99)	(134)	(102)
Total operating expenses	(99)	(134)	(102)
Net operating income	777	1,033	1,355
Other income (expenses)
Interest income	1	1	1
Interest expense	(929)	(1,215)	(1,501)
Amortization of deferred charges	(19)	(19)	(19)
Total other expenses	(947)	(1,233)	(1,519)
Net loss	(170)	(200)	(164)
Retained earnings at the start of the year	753	953	1,117
Retained earnings at the end of the year	$ 583	$ 753	$ 953